Debt - Short-term Debt (Details) (USD $) In Millions, unless otherwise specified			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Commercial Paper [Member]
Short-term Debt [Line Items]
Issuance of short-term debt			$ 700
Commercial Paper	$ 0	$ 0